Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$303,804	$—	$—	$303,804
Mutual Funds	2,624,329	—	—	2,624,329
Investment Contracts	—	—	2,218,010	2,218,010
Nordson Corporation Common Stock	6,607,865	—	—	6,607,865
Total Investments in the Fair Value Hierarchy	$9,535,998	$—	$2,218,010	11,754,008
Investments measured at Net Asset Value:
Common/Collective Funds				1,818,540
Total Investments at Fair Value				$13,572,548
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$257,317	$—	$—	$257,317
Mutual Funds	3,812,736	—	—	3,812,736
Investment Contracts	—	—	2,078,080	2,078,080
Nordson Corporation Common Stock	7,345,214	—	—	7,345,214
Total Investments in the Fair Value Hierarchy	$11,415,267	$—	$2,078,080	13,493,347

Investments measured at Net Asset Value:
Common/Collective Funds				2,222,975
Total Investments at Fair Value				$15,716,322
4    Fair Value Measurements, Continued
The table below sets forth the changes in fair value of the Plan’s Level 3 assets for the years ended December 31, 2025 and 2024:

Investment Contracts	2025	2024
Balance - Beginning of the Year	$2,078,080	$2,494,628
Investment income	65,289	63,861
Purchases	292,116	72,717
Sales	(217,475)	(553,126)
Balance - End of the Year	$2,218,010	$2,078,080
The following table represents the Plan’s Level 3 financial instruments, the valuation techniques used to measure the fair value of those financial instruments, and the significant unobservable inputs and the ranges of value for those inputs:

Instrument	Fair Value	Principal Valuation Technique	Unobservable Inputs	Range of Significant Input Values	Weighted Average
Investment	$2,218,010	Amounts	Guaranteed	3.0%	N/A
contracts	(2025);	invested, less	interest rate	for 2025
	$2,078,080	withdrawals,		and 2024
	(2024)	plus interest at
guaranteed rate